DELAWARE GROUP® GOVERNMENT FUND

Delaware Emerging Markets Debt Fund (the "Fund")

Supplement to the Fund's Statement of Additional Information dated November 28, 2016

Effective March 22, 2017, the Fund, with the exception of Class R shares, will be opened to all investors. The following paragraph is removed from the section entitled "Purchasing Shares – General Information" on page 40.

The Fund is closed to new investors.

Please keep this Supplement for future reference.

This Supplement is dated March 22, 2017.